Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000117696
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Emerging Markets High Dividend Fund
C000117697
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Emerging Markets High Dividend Fund
C000263314
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Emerging Markets High Dividend Fund
C000117698
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Emerging Markets High Dividend Fund
C000163394
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Enhanced Equity Income Fund
C000163395
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Enhanced Equity Income Fund
C000163396
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Enhanced Equity Income Fund
C000018479
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen High Dividend Equity Fund
C000018480
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen High Dividend Equity Fund
C000018478
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen High Dividend Equity Fund
C000018482
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen International High Dividend Fund
C000018483
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen International High Dividend Fund
C000018481
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen International High Dividend Fund
C000079421
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Small Cap Value Fund
C000079420
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Small Cap Value Fund
C000079419
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Small Cap Value Fund
C000117699
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Value Fund
C000117700
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Value Fund
C000117701
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Value Fund
Without Sales Load [Member] | C000117696
Average Annual Return [Line Items]
Average Annual Return, Percent		41.09%	12.22%	10.16%
Without Sales Load [Member] | C000117697
Average Annual Return [Line Items]
Average Annual Return, Percent		42.43%	13.34%	11.26%
Without Sales Load [Member] | C000263314
Average Annual Return [Line Items]
Average Annual Return, Percent	26.84%
Without Sales Load [Member] | C000117698
Average Annual Return [Line Items]
Average Annual Return, Percent		42.18%	13.07%	10.99%
Without Sales Load [Member] | C000163394
Average Annual Return [Line Items]
Average Annual Return, Percent		11.68%	4.89%	6.35%
Without Sales Load [Member] | C000163395
Average Annual Return [Line Items]
Average Annual Return, Percent		12.84%	5.94%	7.41%
Without Sales Load [Member] | C000163396
Average Annual Return [Line Items]
Average Annual Return, Percent		12.54%	5.66%	7.14%
Without Sales Load [Member] | C000018479
Average Annual Return [Line Items]
Average Annual Return, Percent		18.92%	7.64%	7.87%
Without Sales Load [Member] | C000018480
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	8.70%	8.95%
Without Sales Load [Member] | C000018478
Average Annual Return [Line Items]
Average Annual Return, Percent		19.70%	8.44%	8.68%
Without Sales Load [Member] | C000018482
Average Annual Return [Line Items]
Average Annual Return, Percent		16.19%	8.40%	6.87%
Without Sales Load [Member] | C000018483
Average Annual Return [Line Items]
Average Annual Return, Percent		17.38%	9.51%	7.96%
Without Sales Load [Member] | C000018481
Average Annual Return [Line Items]
Average Annual Return, Percent		17.06%	9.22%	7.67%
Without Sales Load [Member] | C000079421
Average Annual Return [Line Items]
Average Annual Return, Percent		18.38%	3.30%	7.60%
Without Sales Load [Member] | C000079420
Average Annual Return [Line Items]
Average Annual Return, Percent		19.45%	4.34%	8.68%
Without Sales Load [Member] | C000079419
Average Annual Return [Line Items]
Average Annual Return, Percent		19.18%	4.08%	8.41%
Without Sales Load [Member] | C000117699
Average Annual Return [Line Items]
Average Annual Return, Percent		29.25%	9.37%	10.07%
Without Sales Load [Member] | C000117700
Average Annual Return [Line Items]
Average Annual Return, Percent		30.57%	10.49%	11.18%
Without Sales Load [Member] | C000117701
Average Annual Return [Line Items]
Average Annual Return, Percent		30.28%	10.21%	10.90%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent		17.34%	8.39%	7.72%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent		17.34%	8.39%	7.72%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent		17.34%	8.39%	7.72%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		43.01%	8.23%	10.89%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		43.01%	8.23%	10.89%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		43.01%	8.23%	10.89%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%	7.20%	10.07%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%	7.20%	10.07%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	29.93%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%	7.20%	10.07%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		27.09%	11.17%	11.52%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		27.09%	11.17%	11.52%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		27.09%	11.17%	11.52%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		27.66%	8.79%	9.93%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		20.23%	9.05%	9.66%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		27.66%	8.79%	9.93%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		20.23%	9.05%	9.66%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		27.66%	8.79%	9.93%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		20.23%	9.05%	9.66%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.01%	12.66%	15.29%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.01%	12.66%	15.29%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.01%	12.66%	15.29%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		27.09%	11.17%	11.52%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		27.09%	11.17%	11.52%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	13.41%	15.51%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		27.09%	11.17%	11.52%